Convertible Notes Payable (Details Narrative)	3 Months Ended
Mar. 31, 2025
Convertible Notes Payable
Debt instrument, Change in control put option	50.00%
Convertible to common stock description	the product of 80% and the lowest per share purchase price of preferred stock issued in the next equity financing